Cover	Dec. 16, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2019
Entity File Number	1-11316
Entity Registrant Name	OMEGA HEALTHCARE INVESTORS, INC.
Entity Central Index Key	0000888491
Entity Tax Identification Number	38-3041398
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	303 International Circle
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.10 par value
Trading Symbol	OHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Omega OP
Condensed Cash Flow Statements, Captions [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2019
Entity File Number	33-203447-11
Entity Registrant Name	OHI HEALTHCARE PROPERTIES LIMITED PARTNERSHIP
Entity Central Index Key	0001639315
Entity Tax Identification Number	36-4796206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 International Circle
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false